Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss		¥ (25,568)	¥ (54,872)
Net loss attributable to Cheche’s ordinary shareholders		¥ (25,568)	¥ (54,872)
Denominator:
Weighted average number of ordinary shares outstanding, basic		82,188,728	76,264,603
Weighted average number of ordinary shares outstanding, diluted	[1]	82,188,728	76,264,603
Basic net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.31)	¥ (0.72)
Diluted net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.31)	¥ (0.72)

[1]	For the six months ended June 30, 2024 and 2025, the Company had potential ordinary shares, including restricted shares and share options. On a weighted average basis, 253,199 and 81,280 restricted shares, and 766,667 and 1,534,947 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2024 and 2025, respectively.